Aug. 02, 2021
Saba Closed-End Funds ETF
saba closed-end funds etf

EXCHANGE LISTED FUNDS TRUST

saba closed-end funds etf

Cboe BZX Ticker: CEFS

Supplement dated August 2, 2021 to the currently effective

prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the prospectus and Statement of Additional Information (“SAI”) for the Saba Closed-End Funds ETF (the “Fund”) and should be read in conjunction with those documents.

Effective immediately, the third paragraph under the section titled “Principal Investment Strategies” in the prospectus is deleted in its entirety and replaced with the following:

The Fund may borrow for investment purposes. The Fund also may seek to hedge interest rate risk by engaging in short sales of U.S. Treasury securities and ETFs that seek to track the performance of bond indices or by entering into various types of derivatives transactions, including futures contracts, swaps (including total return swaps) and options (including swaptions). For speculative or hedging purposes, the Fund also may take short positions in Underlying Funds by engaging in short sales or using derivatives.

In addition, Matthew Fleischer has replaced Patrick Keniston as the chief compliance officer of Exchange Listed Funds Trust. Accordingly, all references to Mr. Keniston are hereby deleted and the following additional changes are made to the Fund’s SAI:

●	The section titled “Compliance Services” on page 40 is deleted in its entirety.

●	The following information is added to the table in the subsection titled “Officers” beginning on page 32:

The address of Matthew Fleischer is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Matthew B. Fleischer (1983)	Chief Compliance Officer	Since 2021

Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Chief Compliance Officer, Exchange Traded

Concepts, LLC (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021).

[1] Each officer serves at the pleasure of the Board.

Principal Investment Strategies

The Fund may borrow for investment purposes. The Fund also may seek to hedge interest rate risk by engaging in short sales of U.S. Treasury securities and ETFs that seek to track the performance of bond indices or by entering into various types of derivatives transactions, including futures contracts, swaps (including total return swaps) and options (including swaptions). For speculative or hedging purposes, the Fund also may take short positions in Underlying Funds by engaging in short sales or using derivatives.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.